FINANCIAL RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Vertical fall in cost of total fuel consumption	$ 135,200
Vertical rise in cost of total fuel consumption	146,500
Currency swap contract [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Market value	15,100
Currency swap contract [Member] | CLF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount		$ 8,700
Fuel-Price Risk [Member] | Fuel options [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Recognized gains (losses)	29,700	15,100
Market value	15,800	10,700
Foreign Exchange Rate Risk [Member] | Foreign Forward Instrument [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Recognized gains (losses)	$ 18,300	9,700
Derivatives to BRL		$ 180,000
Interest Rate Risk [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of fixed to fluctuations in interest rate	60.00%	63.00%
Interest Rate Risk [Member] | Interest Rate Derivative Contracts [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Market value	$ 2,200	$ 6,600
Liquidity Risk [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Liquid funds balance	1,404,000	1,614,000
Undrawn committed credit line	600,000	450,000
Derivative margin guarantees for cash and stand-by letters of credit	$ 5,000	$ 16,400